Operating Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Expenses [Abstract]
Lease liabilities	$ 0.2	$ 0.6	$ 1.0	$ 1.1